RIGHT-OF-USE ASSETS UNDER OPERATING LEASES, NET (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Right-of-Use Assets Under Operating Leases	Right-of-use assets under operating leases, net consists of the following as of December 31:

(in thousands)	2021	2020

Right-of-use assets under operating leases	$19,595	$31,932
Less: Accumulated amortization	(12,001)	(13,719)

Total	$7,594	$18,213